Taxes - Reconciliation of Accounting Profit (Details) - CAD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2022	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Taxes
Earnings before income taxes			$ (1,877,399)	$ 141,125
Canadian corporate tax rate (1)	8.00%	10.00%	25.31%	26.72%
Expected tax expense			$ (475,170)	$ 37,709
Petroleum resource rent tax rate (PRRT) differential (2)			(15,157)	17,455
Foreign tax rate differentials (2) (3)			(14,907)	5,543
Equity based compensation expense			2,445	3,733
Amended returns and changes to estimated tax pools and tax positions			(2,598)	(24,387)
Statutory rate changes and the estimated reversal rates on temporary differences (4)			33,770	9,543
Derecognition (recognition) of deferred tax assets			141,315	65,522
Adjustment for uncertain tax positions				3,659
Other non-deductible items			(29,670)	(10,451)
Provision for income taxes			$ (359,972)	$ 108,326